Basic and diluted net loss per share - Summary of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net Income (Loss) Attributable to Parent	$ (200,875)	$ (13,631)	$ (12,618)
Numerator for basic and diluted net loss per share	$ (200,875)	$ (13,631)	$ (12,618)
Denominator:
Denominator for basic net loss per share - weighted average shares outstanding	50,420,225	48,187,235	39,368,436
Denominator for diluted net loss per share - weighted average shares outstanding	50,420,225	48,187,235	39,368,436
Basic net loss per share	$ (3.98)	$ (0.28)	$ (0.32)
Diluted net loss per share	$ (3.98)	$ (0.28)	$ (0.32)